Accounts Receivable, Notes Receivable, Allowance for Doubtful Accounts and Bad Debt - Current and Long-Term (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current:
Accounts receivable	$ 497.7	$ 479.5
Notes receivable	180.4	194.6
Allowance for doubtful accounts	(23.3)	(17.0)
Current accounts and notes receivable, net	654.8	657.1
Long-term:
Long-term notes receivable, net	51.3	87.5
Total accounts and notes receivable, net	$ 706.1	$ 744.6